UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point Lincolnshire, IL 60069

(Address of principal executive offices) (Zip code)

Andrea W. Armstrong 4 Overlook Point Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

Hewitt Money Market Fund of Hewitt Series Trust

Schedule of Investments March 31, 2013 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$711,488,724

Total Investments (Cost - $711,488,724) - 100.0%	711,488,724
Liabilities in Excess of Other Assets - (0.0)%	(301,481)

Net Assets - 100.0%	$711,187,243

Hewitt Money Market Fund (the “Money Market Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Money Market Fund. As of March 31, 2013, the value of the investment and the percentage owned by the Money Market Fund of the Master Portfolio was $711,488,724, and 1.85% respectively.

The Money Market Fund records its investment in the Master Portfolio at fair value. The Money Market Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the fund has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Money Market Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. For information about the Money Market Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Fund’s investment in the Master Portfolio was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

Schedule of Investments March 31, 2013 (Unaudited)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit

Euro - 1.2%
National Australia Bank Ltd., London, 0.30%, 10/21/13	$425,000	$425,000,000
Sumitomo Trust & Banking Co. Ltd., London, 0.30%, 5/16/13 (a)	30,000	29,988,949

		454,988,949

Yankee (b) - 35.6%
Bank of Montreal, Chicago, 0.33%, 11/15/13	310,000	309,988,381
Bank of Nova Scotia, Houston:
0.33%, 10/16/13 (c)	250,000	249,989,698
0.27%, 12/11/13	325,000	325,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.34%, 4/25/13	350,000	350,000,000
0.34%, 5/03/13	225,000	225,000,000
BNP Paribas, New York:
0.37%, 7/02/13	425,000	425,000,000
0.42%, 9/05/13	349,750	349,750,000
Canadian Imperial Bank of Commerce, New York:
0.31%, 9/03/13 (c)	553,015	553,015,000
0.31%, 2/04/14	250,000	250,000,000
0.31%, 3/03/14	300,000	300,000,000
Credit Industriel et Commercial, New York, 0.35%, 7/08/13	280,000	280,000,000
Credit Suisse, New York, 0.28%, 9/13/13	400,000	400,000,000
Deutsche Bank AG, New York:
0.41%, 8/08/13	313,000	313,000,000
0.39%, 9/09/13	370,000	370,000,000
DNB Bank ASA, 0.15%, 4/01/13	550,000	550,000,000
DNB Bank ASA, New York, 0.28%, 7/19/13	139,000	139,000,000
National Australia Bank Ltd., New York, 0.28%, 8/13/13	340,000	340,000,000
National Bank of Canada, New York, 0.37%, 7/25/13	275,000	275,000,000
Natixis, New York, 0.49%, 4/01/13	550,000	550,000,000
Nordea Bank Finland Plc, New York, 0.28%, 7/17/13	114,405	114,403,319
Norinchukin Bank, New York, 0.17%, 4/03/13	600,000	600,000,000
Rabobank Nederland NV, New York:
0.41%, 1/08/14	329,000	329,000,000
0.33%, 3/12/14	124,500	124,500,000
0.33%, 3/14/14	510,000	510,000,000
Skandinaviska Enskilda Banken, New York:
0.31%, 4/01/13	300,000	300,000,000
0.30%, 4/04/13	170,000	170,000,000
0.29%, 7/01/13	425,000	425,000,000
Societe Generale, New York:
0.30%, 6/03/13	570,000	570,000,000
0.32%, 7/02/13	454,000	454,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 4/11/13	200,000	200,000,000
0.35%, 4/24/13	300,000	300,000,000
0.23%, 5/09/13	375,000	375,000,000
0.23%, 5/16/13	375,000	375,000,000
Svenska Handelsbanken, New York:
0.26%, 7/12/13	235,000	235,003,325
0.29%, 7/24/13	115,000	115,001,818
Toronto-Dominion Bank, New York:
0.30%, 7/22/13	400,000	400,000,000
0.30%, 10/22/13	560,000	560,000,000
0.25%, 12/20/13	400,000	400,000,000
Westpac Banking Corp., New York:
0.31%, 4/14/14	277,000	277,000,000
0.32%, 4/28/14	300,000	300,000,000

		13,688,651,541

Total Certificates of Deposit - 36.8%		14,143,640,490

Commercial Paper
Antalis US Funding Corp., 0.35%, 5/03/13 (a)	123,800	123,761,484
Australia & New Zealand Banking Group Ltd.:
0.37%, 1/17/14	200,000	200,000,000
0.31%, 2/25/14	137,000	137,000,000
BNP Paribas Finance, Inc., 0.35%, 6/21/13 (a)	140,100	139,989,671
BPCE SA (a):
0.31%, 5/02/13	198,775	198,721,919
0.26%, 5/14/13	400,000	399,878,167
0.26%, 5/24/13	400,000	399,846,889
CAFCO LLC, 0.25%, 5/03/13 (a)	96,250	96,228,611
CHARTA LLC, 0.32%, 5/01/13 (a)	92,000	91,975,467
Ciesco LLC, 0.25%, 5/22/13 (a)	100,000	99,964,583
Collateralized CP Co., LLC (a):
0.33%, 5/09/13	150,000	149,947,750
0.33%, 5/10/13	100,000	99,964,250
Commonwealth Bank of Australia:
0.34%, 11/14/13	295,000	294,981,399
0.34%, 11/15/13 (d)	300,000	300,000,000
0.34%, 11/27/13	75,000	75,000,000
0.30%, 3/28/14	200,000	200,000,000
CPPIB Capital, Inc. (a):
0.30%, 1/16/14	185,000	184,552,917
0.30%, 1/17/14	280,000	279,321,000
CRC Funding LLC, 0.25%, 5/03/13 (a)	100,000	99,977,778
DNB Bank ASA (a):
0.29%, 7/08/13	475,000	474,625,014
0.27%, 8/06/13	200,000	199,809,500
0.28%, 9/17/13	100,000	99,868,556

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

Erste Abwicklungsanstalt (a):
0.47%, 4/04/13	$100,000	$99,996,083
0.50%, 4/23/13	50,000	49,984,722
0.50%, 4/29/13	100,000	99,961,111
0.39%, 7/15/13	125,000	124,857,812
0.52%, 7/22/13	130,000	129,789,689
0.26%, 8/06/13	50,000	49,954,139
0.25%, 9/30/13	100,000	99,873,611
0.38%, 10/22/13	60,000	59,870,800
0.36%, 11/05/13	92,500	92,300,621
Govco LLC (a):
0.28%, 4/10/13	68,500	68,495,205
0.31%, 5/01/13	100,000	99,974,167
0.25%, 5/20/13	50,000	49,982,986
0.25%, 5/23/13	150,000	149,945,833
HSBC Bank Plc, 0.54%, 9/18/13	230,000	230,000,000
ING (US) Funding LLC (a):
0.29%, 5/01/13	63,000	62,984,775
0.28%, 5/13/13	371,500	371,378,643
0.37%, 6/06/13	150,000	149,899,625
0.27%, 6/11/13	200,000	199,893,500
Kells Funding LLC:
0.47%, 5/03/13 (a) (d)	155,000	154,935,244
0.29%, 8/27/13 (a)	125,000	124,850,972
0.25%, 9/05/13 (a)	90,000	89,900,625
0.25%, 9/18/13 (a)	175,000	174,793,403
0.25%, 9/18/13 (a)	100,000	99,881,944
0.26%, 9/19/13 (a)	100,000	99,876,500
0.25%, 9/23/13 (a)	100,000	99,878,472
0.25%, 10/01/13 (a)	150,000	149,810,417
0.35%, 10/07/13 (a)	100,000	99,816,250
0.25%, 10/08/13	75,000	75,000,000
0.25%, 10/15/13	107,500	107,500,000
0.26%, 10/17/13 (a)	50,000	49,928,139
Mont Blanc Capital Corp., 0.29%, 6/10/13 (a)	100,000	99,943,611
Nordea North America, Inc. (a):
0.28%, 7/15/13	115,905	115,810,344
0.28%, 7/16/13	115,905	115,809,443
0.28%, 7/17/13	325,000	324,734,358
NRW.Bank (a):
0.18%, 4/02/13	350,000	349,998,299
0.17%, 4/09/13	416,000	415,984,747
Royal Park Investments Funding Corp., 0.63%, 5/21/13 (a)	50,000	49,956,250
Skandinaviska Enskilda Banken AB, 0.30%, 6/21/13 (a)	75,000	74,950,219
Societe Generale North America, Inc., 0.25%, 5/01/13 (a)	580,000	579,879,167
Svenska Handelsbanken AB, 0.28%, 7/23/13 (a)	144,000	143,873,440
Toyota Motor Credit Corp., 0.27%, 10/31/13 (a)	242,225	241,838,045
Westpac Banking Corp.:
0.35%, 1/13/14	150,000	150,000,000
0.35%, 1/24/14	330,000	330,000,000
Westpac Securities NZ Ltd., London, 0.37%, 1/30/14	61,500	61,499,399

Total Commercial Paper - 28.4%		10,915,007,565

Corporate Notes
Bank of Montreal, Chicago, 0.37%, 1/10/14	210,000	210,000,000
Bank of Nova Scotia, Houston, 0.36%, 1/02/14	175,000	175,000,000
Commonwealth Bank of Australia, 1.01%, 3/17/14 (d)	218,224	219,761,519
JPMorgan Chase Bank NA, 0.37%, 5/17/13 (c)	250,725	250,725,000
KFW Bankengruppe, 0.21%, 2/28/14	90,000	89,957,770
Westpac Banking Corp., 0.98%, 9/24/13 (d)	25,000	25,078,023

Total Corporate Notes - 2.5%		970,522,312

Time Deposits
Credit Agricole Corporate & Investment, 0.17%, 4/01/13	978,000	978,000,000
DNB Bank ASA, 0.10%, 4/01/13	400,000	400,000,000
Natixis, 0.18%, 4/01/13	200,000	200,000,000
Skandinaviska Enskilda Banken AB, 0.11%, 4/01/13	800,000	800,000,000
Societe Generale, 0.16%, 4/01/13	300,000	300,000,000

Total Time Deposits - 7.0%		2,678,000,000

US Government Sponsored Agency Obligations
Fannie Mae, 0.75%, 12/18/13	100,000	100,410,143
Fannie Mae Variable Rate Notes (c):
0.20%, 5/17/13	304,000	303,988,183
0.17%, 11/08/13	170,000	169,968,803
0.18%, 6/20/14	325,000	324,921,168
0.17%, 2/27/15	59,600	59,571,381
Federal Farm Credit Bank Variable Rate Notes (c):
0.12%, 6/18/13	66,000	66,000,000
0.15%, 3/07/14	40,000	39,996,559
0.17%, 5/23/14	50,000	49,991,596
0.18%, 10/20/14	95,000	94,970,127
Federal Home Loan Bank:
0.23%, 5/29/13	50,000	49,998,151
0.25%, 7/05/13	65,500	65,497,706
0.17%, 7/17/13	6,000	6,000,326

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

Federal Home Loan Bank Discount Notes, 0.14%, 6/20/13 (a)	$10,000	$9,999,851
Federal Home Loan Bank Variable Rate Notes (c):
0.17%, 4/12/13	114,500	114,499,482
0.28%, 7/08/13	50,000	50,000,000
Freddie Mac, 0.16%, 1/14/14 (a)	30,000	29,961,600
Freddie Mac Variable Rate Notes (c):
0.35%, 9/03/13	227,900	227,880,473
0.14%, 9/13/13	484,785	484,652,158

Total US Government Sponsored Agency Obligations - 5.8%		2,248,307,707

US Treasury Obligations
US Treasury Bills (a):
0.15%, 4/11/13	200,000	199,991,875
0.16%, 5/02/13	350,000	349,952,833
0.14%, 8/22/13	400,000	399,785,500
US Treasury Notes:
1.13%, 6/15/13	120,000	120,216,649
0.50%, 11/15/13	300,000	300,651,335
0.25%, 11/30/13	532,000	532,354,895
0.25%, 1/31/14	200,000	200,154,442

Total US Treasury Obligations - 5.5%		2,103,107,529

Repurchase Agreements
Banc of America Securities LLC, 0.14%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $293,004,558, collateralized by various US Treasury obligations, 0.00% to 2.25% due 7/25/13 to 5/31/17, par and fair value of $292,785,300 and $298,860,044, respectively)	293,000	293,000,000
Barclays Capital, Inc., 0.13%, 4/04/13 (Purchased on 3/28/13 to be repurchased at $250,006,319, collateralized by various US government sponsored agency obligations, 0.00% to 2.65% due 4/08/14 to 3/14/28, par and fair value of $254,181,000 and $255,000,398, respectively)	250,000	250,000,000
BNP Paribas Securities Corp., 0.23%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $100,002,556, collateralized by various US government sponsored agency obligations, 0.00% to 8.50% due 4/01/13 to 2/15/43, par and fair value of $1,494,148,558 and $104,167,174, respectively)	100,000	100,000,000
BNP Paribas Securities Corp., 0.26%, 4/01/13 (Purchased on 12/24/12 to be repurchased at $230,162,789, collateralized by various corporate debt obligations, 0.51% to 7.88% due 5/15/14 to 5/22/22, par and fair value of $229,700,337 and $242,517,007, respectively)	230,000	230,000,000
Citigroup Global Markets, Inc., 0.15%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $245,004,083, collateralized by various US Treasury obligations, 0.13% to 2.75% due 4/15/17 to 8/15/42, par and fair value of $232,300,500 and $249,900,088, respectively)	245,000	245,000,000
Citigroup Global Markets, Inc., 0.20%, 4/01/13 (Purchased on 03/28/13 to be repurchased at $300,006,667, collateralized by various US government sponsored agency obligations, 2.32% to 6.00% due 11/01/21 to 9/01/44, par and fair value of $589,538,490 and $308,946,671, respectively)	300,000	300,000,000
Citigroup Global Markets, Inc., 0.50%, 4/01/13 (Purchased on 1/22/13 to be repurchased at $154,265,135, collateralized by various corporate debt obligations, 0.35% to 6.45% due 4/15/13 to 8/20/39, par and fair value of $497,265,431 and $142,445,486, respectively)	130,000	130,000,000
Citigroup Global Markets, Inc., 0.51%, 4/01/13 (Purchased on 1/17/13 to be repurchased at $112,918,425, collateralized by various corporate debt obligations, 0.00% to 7.25% due 10/01/14 to 12/15/40, par and fair value of $97,022,944 and $101,650,001, respectively)	95,000	95,000,000

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

Citigroup Global Markets, Inc., 0.18%, 4/04/13 (Purchased on 3/28/13 to be repurchased at $250,001,250, collateralized by various US government sponsored agency obligations, 2.23% to 5.50% due 7/01/20 to 2/01/43, par and fair value of $551,973,645 and $257,412,262, respectively)	$250,000	$250,000,000
Credit Suisse Securities (USA) LLC, 0.71%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $250,172,569, collateralized by various corporate debt obligations, 0.00% to 6.57% due 4/15/17 to 12/12/49, par and fair value of $3,138,628,122 and $287,501,717, respectively)	250,000	250,000,000
Credit Suisse Securities (USA) LLC, 0.71%, 5/02/13 (Purchased on 3/28/13 to be repurchased at $150,103,542, collateralized by various corporate debt obligations, 0.21% to 7.93% due 12/10/25 to 12/10/49, par and fair value of $2,191,385,665 and $172,501,798, respectively)	150,000	150,000,000
Deutsche Bank Securities, Inc., 0.20%, 4/01/13 (Purchased on 03/28/13 to be repurchased at $183,004,067, collateralized by various US government sponsored agency obligations, 0.50% to 5.25% due 10/15/14 to 3/11/20, par and fair value of $179,285,093 and $186,660,028, respectively)	183,000	183,000,000
Goldman Sachs Group, Inc., 0.13%, 4/02/13 (Purchased on 3/26/13 to be repurchased at $100,002,528, collateralized by various US government sponsored agency obligations, 0.00% to 6.95% due 6/15/26 to 10/15/42, par and fair value of $856,655,805 and $110,416,828, respectively)	100,000	100,000,000
Goldman Sachs Group, Inc., 0.18%, 4/03/13 (Purchased on 03/27/13 to be repurchased at $368,012,880, collateralized by various US government sponsored agency obligations, 0.00% to 21.93% due 1/25/19 to 2/25/43, par and fair value of $6,352,273,333 and $393,760,000, respectively)	368,000	368,000,000
HSBC Securities (USA), Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $30,961,585, collateralized by a US treasury obligation, 1.75% due 4/01/13, par and fair value of $30,465,000 and $31,585,114, respectively)	30,961	30,961,000
HSBC Securities (USA), Inc., 0.24%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $200,005,333, collateralized by various corporate debt obligations, 2.00% to 9.85% due 4/15/14 to 3/15/42, par and fair value of $191,897,000 and $206,556,648, respectively)	200,000	200,000,000
JPMorgan Chase & Co., 0.26%, 4/01/13 (Purchased on 3/25/13 to be repurchased at $440,022,244, collateralized by various US government sponsored agency obligations, 0.04% to 6.99% due 7/25/31 to 2/25/43, par and fair value of $5,224,373,971 and $470,800,743, respectively)	440,000	440,000,000
JPMorgan Chase & Co., 0.41%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $200,009,111, collateralized by various corporate debt obligations, 0.44% to 3.25% due 7/15/14 to 10/25/40, par and fair value of $277,062,539 and $214,003,122, respectively)	200,000	200,000,000
JPMorgan Chase & Co., 0.51%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $60,003,400, collateralized by various US government sponsored agency obligations, 4.87% to 8.25% due 6/02/14 to 1/20/34, par and fair value of $51,374,400 and $72,000,149, respectively)	60,000	60,000,000
JPMorgan Chase & Co., 0.66%, 4/08/13 (Purchased on 1/07/13 to be repurchased at $200,333,667, collateralized by various corporate debt obligations, 0.00% to 6.57% due 7/15/19 to 2/12/51, par and fair value of $1,113,284,144 and $250,000,890, respectively)	200,000	200,000,000

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

JPMorgan Chase & Co., 0.70%, 6/27/13 (Purchased on 2/22/13 to be repurchased at $200,333,667, collateralized by various corporate debt obligations, 0.00% to 6.57% due 7/15/19 to 2/12/51, par and fair value of $1,113,284,144 and $250,000,890, respectively)	$300,000	$300,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, 4/01/13 (Purchased on 12/20/12 to be repurchased at $111,464,833.33, collateralized by various corporate debt obligations, 0.00% to 7.50% due 11/08/13 to 12/01/42, par and fair value of $960,333,517 and $105,091,583, respectively)	100,000	100,000,000
Morgan Stanley & Co. LLC, 0.17%, 4/01/13 (Purchased on 03/28/13 to be repurchased at $132,601,505, collateralized by various US Treasury obligations, 0.63% to 0.88% due 02/28/17 to 11/30/17, par and fair value of $134,250,200 and $135,251,080, respectively)	132,599	132,599,000
Morgan Stanley & Co. LLC, 0.24%, 4/01/13 (Purchased on 1/15/13 to be repurchased at $97,988,400, collateralized by various US government sponsored agency obligations, 2.20% to 3.50% due 10/01/22 to 11/01/42, par and fair value of $93,785,734 and $92,700,001, respectively)	90,000	90,000,000
RBS Securities, Inc., 0.17%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $35,000,661, collateralized by a US treasury obligation, 4.00% due 8/15/18, par and fair value of $30,435,000 and $35,703,919, respectively)	35,000	35,000,000
RBS Securities, Inc., 0.23%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $120,003,067, collateralized by various US government sponsored agency obligations, 2.50% to 5.50% due 5/01/14 to 2/01/43, par and fair value of $143,265,896 and $122,403,349, respectively)	120,000	120,000,000
RBS Securities, Inc., 0.25%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $226,256,285, collateralized by various US government sponsored agency obligations, 0.00% due 6/21/13 to 9/16/13, par and fair value of $230,845,000 and $230,782,789, respectively)	226,250	226,250,000
RBS Securities, Inc., 0.31%, 4/01/13 (Purchased on 3/28/13 to be repurchased at $40,001,378, collateralized by various US government sponsored agency obligations, 2.50% to 4.50% due 6/01/25 to 2/01/43, par and fair value of $47,223,858 and $40,802,368, respectively)	40,000	40,000,000
Wells Fargo Bank Co., 0.31%, 4/01/13 (Purchased on 02/15/13 to be repurchased at $356,687,467, collateralized by various corporate debt obligations, 0.00% to 12.00% due 4/01/13 to 5/10/63, par and fair value of $3,764,824,606 and $334,971,114, respectively)	320,000	320,000,000

Total Repurchase Agreements - 14.2%		5,438,810,000

Total Investments (Cost - $38,497,395,603*) - 100.2%		38,497,395,603

Liabilities in Excess of Other Assets - (0.2)%		(90,981,719)

Net Assets - 100.0%		$38,406,413,884

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Issuer is a US branch of foreign domiciled bank.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (continued)

Money Market Master Portfolio

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:

Short-Term Securities[1]	—	$38,497,395,603	—	$38,497,395,603

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value for financial reporting purposes. As of March 31, 2013, cash of $811,186 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	May 24, 2013

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date:	May 24, 2013